Share Capital, Warrants and Options (Tables)	9 Months Ended
Sep. 30, 2019
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of Number and Weighted Average Exercise Prices of Warrants

A summary of common share purchase warrants activity during the nine months period ended September 30, 2019 on a post-consolidation basis is as follows:

	September 30, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	25,797,283	1.20	17,617,541	1.20
Issued	-	-	11,666,666	1.20
Cancelled / Expired	(14,130,617)	1.20	(3,486,924)	1.20

Outstanding, end of the period	11,666,666	1.20	25,797,284	1.20

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants

At September 30, 2019, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
11,666,666	April 19, 2020	1.20	0.55
11,666,666			0.55

Schedule of Number and Weighted Average Exercise Prices of Share Options

A summary of option activity under the Plan during the nine months period ended September 30, 2019 on a post-consolidation basis is as follows:

	September 30, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	2,594,550	1.80	2,072,050	2.30
Issued	-	-	6,425,000	1.20
Cancelled / Expired	(329,000)	5.10	(1,200,000)	1.80

Outstanding, end of the period	2,265,550	1.60	25,945,500	0.18

Schedule of Inputs to Option Pricing Model

The fair value of stock options granted and vested during the period ended September 30, 2018 was calculated using the following assumptions:

	September 30, 2019	September 30, 2018
Expected dividend yield	-	0%
Expected share price volatility	-	96.9% -101%
Risk free interest rate	-	2.04%-2.17%
Expected life of options	-	5 years

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Details of options outstanding as at September 30, 2019 on a post-consolidation basis are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price	Weighted average remaining contractual life (years)
35,000	35,000	Nov 5, 2019[1]	2.10	0.00
100,000	100,000	Dec 19, 2019	2.20	0.01
90,000	90,000	Feb 3, 2020	2.75	0.01
45,000	45,000	Oct 5, 2020	2.00	0.02
541,800	541,800	Jan 28, 2021	2.10	0.32
763,750	763,750	Feb 21, 2022	1.20	0.81
50,000	50,000	Dec 20, 2022	1.20	0.07
570,000	570,000	Feb 28, 2023	1.20	0.86
50,000	50,000	May 1, 2023	1.20	0.08
20,000	20,000	May 4, 2023	1.20	0.03
2,265,550	2,265,550			2.21

[1] Subsequently expired, unexercised.